Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:		Net Earnings (Loss) (in millions)	Return on Average Tangible Common Equity (ROATCE)
Year	Summary Compensation Table Total for CEO		Compensation Actually Paid to CEO	Average Summary Compensation Table Total for Non-CEO		Average Compensation Actually Paid to Non-CEO NEOs	TSR	Peer Group TSR

	(1)		(2)	(3)		(4)	(5)	(6)	(7)	(7)(8)

2025	$5,303,882		$9,416,779	$1,771,262		$2,702,282	$146.52	$152.71	$229.0	8.0%
2024	$12,129,275	(9)	$12,266,145	$3,377,143	(9)	$2,993,417	$114.42	$143.39	$126.9	4.4%
2023	$3,930,174		$933,243	$1,144,649		$659,225	$96.71	$126.67	$(1,899.1)	(35.3)%
2022	$5,746,309	(10)	$3,804,793	$1,436,133	(10)	$1,102,974	$111.21	$127.17	$120.9	13.5%
2021	$2,703,890		$3,743,340	$966,897		$1,064,836	$135.08	$136.64	$62.3	7.0%

Named Executive Officers, Footnote	The amounts reported represent the total compensation for our CEO, Mr. Wolff, for each corresponding year in the "Total" column of the Summary Compensation Table in this proxy statement.The amounts reported represent the average of the total compensation reported for our non-CEO NEOs as a group for each corresponding year in the "Total" column of the Summary Compensation Table in this proxy statement. For 2025, our non-CEO NEOs consisted of Mr. Kauder, Mr. Corsini, Mr. Dotan, and Mr. Hussain. 2024, our non-CEO NEOs consisted of Mr. Kauder, Mr. Corsini, Mr. Dotan, Mr. Hussain, and Mr. Sotoodeh. For 2023, our non-CEO NEOs consisted of Mr. Kauder, Mr. Dotan, Mr. Hussain, Mr. Sotoodeh, Mr. Raymond Rindone, and Ms. Lynn Hopkins. For 2022 and 2021, our non-CEO NEOs consisted of Mr. Dotan, Mr. Robert Dyck, Ms. Hopkins, and Ms. Lynn Sullivan.
Peer Group Issuers, Footnote	Peer Group TSR is calculated using the same method described in footnote (5). The peer group used is the following published industry index: KBW NASDAQ Regional Banking Index
PEO Total Compensation Amount	$ 5,303,882	$ 12,129,275	$ 3,930,174	$ 5,746,309	$ 2,703,890
PEO Actually Paid Compensation Amount	$ 9,416,779	12,266,145	933,243	3,804,793	3,743,340
Adjustment To PEO Compensation, Footnote	The amounts reported represent the "compensation actually paid" to Mr. Wolff, as computed in accordance with Item 402(v) of Regulation S-K. The table below includes adjustments made to Mr. Wolff's total compensation for 2025 to determine the compensation actually paid.

Year	Summary Compensation Table Total for CEO	Value of Equity Awards Reported in Summary Compensation Table	Equity Award Adjustments	Compensation Actually Paid to CEO
		(a)	(b)
2025	$5,303,882	$2,713,668	$6,826,565	$9,416,779
(a)     The amounts reported represent the total grant date fair values of equity awards granted to Mr. Wolff for 2025 in the "Stock Awards" column of the Summary Compensation Table in this proxy statement.
(b)    The equity award adjustment for 2025 is calculated as follows*:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year	Equity Award Adjustment
2025	$3,916,159	$2,942,358	$(31,952)	$6,826,565
*    The following columns have been omitted as they do not apply: (1) fair value as of vesting date of equity awards granted and vested in the applicable year, (2) fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the applicable year, and (3) dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise included in the total compensation for the covered year.

Non-PEO NEO Average Total Compensation Amount	$ 1,771,262	3,377,143	1,144,649	1,436,133	966,897
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,702,282	2,993,417	659,225	1,102,974	1,064,836
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported represent the average of "compensation actually paid" to our non-CEO NEOs as a group as computed in accordance with Item 402(v) of Regulation S-K. The table below includes adjustments made to the non-CEO NEOs' total compensation for 2025 to determine the compensation actually paid.

Year	Average Summary Compensation Table Total for Non-CEO NEOs	Average Value of Equity Awards Reported in Summary Compensation Table for Non-CEO NEOs	Average Equity Award Adjustments for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs
		(a)	(b)
2025	$1,771,262	$600,897	$1,531,917	$2,702,282
(a)     The amounts reported represent the average of the total grant date fair values of equity awards granted to our non-CEO NEOs for 2025 in the "Stock Awards" column of the Summary Compensation Table in this proxy statement.
(b)     The equity award adjustments for 2025 is calculated as follows*:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year	Equity Award Adjustment
2025	$867,167	$685,956	$(21,206)	$1,531,917
*    The following columns have been omitted as they do not apply: (1) fair value as of vesting date of equity awards granted and vested in the applicable year, (2) fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the applicable year, and (3) dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise included in the total compensation for the covered year.

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between the compensation actually paid to our CEO, the average compensation actually paid to our non-CEO NEOs, our cumulative TSR and that of the KBW NASDAQ Regional Banking Index over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between compensation actually paid to our CEO, the average compensation actually paid to our non-CEO NEOs and our net earnings (loss) for the five most recently completed fiscal years.
	(1) Net earnings (loss) for the year ended December 31, 2025, 2024 and 2023 represent reported financial results and metric of the combined company. Following the PacWest Merger, net loss for the year ended December 31, 2023 reflect PacWest financial results only on a standalone basis until the closing of the PacWest Merger on November 30, 2023, and results of the combined company for the month of December 2023. Net earnings for the years ended December 31, 2022 and 2021 represent reported financial results of the legacy Banc of California on which compensation was based.
Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between compensation actually paid to our CEO, the average compensation actually paid to our non-CEO NEOs and our ROATCE(2) for the five most recently completed fiscal years.
(2)     ROATCE for the year ended December 31, 2025, 2024 and 2023 represent financial metric of the combined company. Following the PacWest Merger, net loss for the year ended December 31, 2023 reflect PacWest financial results only on a standalone basis until the closing of the PacWest Merger on November 30, 2023, and results of the combined company for the month of December 2023. ROATCE for the years ended December 31, 2022 and 2021 represent financial metric of the legacy Banc of California on which compensation was based. See Appendix A - Non-GAAP Measures for further details.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between the compensation actually paid to our CEO, the average compensation actually paid to our non-CEO NEOs, our cumulative TSR and that of the KBW NASDAQ Regional Banking Index over the five most recently completed fiscal years.

Tabular List, Table
Financial Performance Measures
We consider the following to be the most important financial performance measures that we used to link compensation actually paid to the NEOs for 2025 to the Company’s performance:
•Diluted Core Earnings Per Share;
•Core Adjusted Pre-Provision Net Revenue;
•Core Return on Average Assets;
•Core Return on Average Tangible Common Equity; and
•Core Adjusted Noninterest Expense Ratio, as measured by adjusted noninterest expense (which exclude acquisition, integration and reorganization costs and customer related expenses) to average assets.

Total Shareholder Return Amount	$ 146.52	114.42	96.71	111.21	135.08
Peer Group Total Shareholder Return Amount	152.71	143.39	126.67	127.17	136.64
Net Income (Loss)	$ 229,000,000.0	$ 126,900,000	$ (1,899,100,000)	$ 120,900,000	$ 62,300,000
Company Selected Measure Amount | $ / shares	0.080	0.044	(0.353)	0.135	0.070
PEO Name	Mr. Wolff
Additional 402(v) Disclosure
As required by the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the Dodd-Frank Act) and the SEC’s implementing rules, we are providing the following information about the relationship between the compensation paid to our principal executive officer (PEO, also known as our CEO) and other NEOs and certain measures of financial performance. Further information about how we seek to align executive compensation with our performance is contained under the Compensation Discussion and Analysis section of this proxy statement.
TSR assumes an initial investment of $100 in our common stock and that the subsequent dividends are reinvested. Information presented is historical only and may not be indicative of possible future performance.Net earnings (loss) and ROATCE for the year ended December 31, 2025, 2024 and 2023 represent reported financial results and metric of the combined company. Following the PacWest Merger, net loss for the year ended December 31, 2023 reflect PacWest financial results only on a standalone basis until the closing of the PacWest Merger on November 30, 2023, and results of the combined company for the month of December 2023. Net earnings and ROATCE for the years ended December 31, 2022 and 2021 represent reported financial results and metric of the legacy Banc of California on which compensation was based.    This measure has been designated as the "Company-Selected Measure" for 2024, in accordance with SEC rules, and represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to our NEOs in 2024. ROATCE is computed by dividing net earnings (loss) available to common and equivalent stockholders, after adjustment for goodwill impairment (if applicable), amortization of intangible assets, and preferred stock dividends, by average tangible common equity. Average tangible common equity is calculated by subtracting intangible assets and preferred stock from average stockholders' equity. See the Appendix A - Non-GAAP Measures section in this proxy statement.
(9)    Summary compensation table total for CEO and average summary compensation table total for non-CEO in 2024 included the grant date fair values of the Stockholder Value Creation Award PSUs. These awards vest upon the Company stock achieving a volume-weighted average price of $28.73 for a consecutive twenty-trading day period within four years from the date of grant and continued service through the fourth anniversary of the date of grant. For more information, see the Compensation Discussion and Analysis—Incentive (Performance) Based Compensation (Annual and Long-Term) section in this proxy statement.
	Summary compensation table total for CEO and average summary compensation table total for non-CEO in 2022 included the grant date fair values of the Stockholder Value Creation Award PSUs. Such awards were cancelled at the effective time of the PacWest Merger, however the proxy rules do not permit us to reverse a previously reported grant date fair value from the 2022 row of the Summary Compensation Table, despite the fact that none of our executive officers will receive any value associated with the 2022 awards. See the Treatment of our Outstanding Equity Awards upon the PacWest Merger section in the 2024 proxy statement.
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Core Earnings Per Share;
Measure:: 2
Pay vs Performance Disclosure
Name	Core Adjusted Pre-Provision Net Revenue;
Measure:: 3
Pay vs Performance Disclosure
Name	Core Return on Average Assets;
Measure:: 4
Pay vs Performance Disclosure
Name	Core Return on Average Tangible Common Equity; and
Measure:: 5
Pay vs Performance Disclosure
Name	Expense Ratio, as measured by adjusted noninterest expense (which exclude acquisition, integration and reorganization costs and customer related expenses) to average assets
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,713,668)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,826,565
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,916,159
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,942,358
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,952)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	600,897
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,531,917
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	867,167
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	685,956
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (21,206)